DERIVATIVE CONTRACTS	12 Months Ended
Dec. 31, 2016
DERIVATIVE CONTRACTS [Abstract]
DERIVATIVE CONTRACTS
18.	Derivative contracts

The Group is exposed to certain risks related to its business operations. The risks that the Group seeks to manage by using derivative instruments are fluctuations in foreign exchange rates, the purchase price for silver and aluminum and interest rates. The Group recognizes all derivative instruments as either assets or liabilities at fair value in the consolidated balance sheets. The Group’s derivatives are not designated and do not qualify as hedges and are adjusted to fair value through current earnings.

The following table reflects the location in the consolidated statements of comprehensive income (loss) and the amount of realized and unrealized gains (losses) recognized in current earnings for the derivative contracts not designated as hedging instruments for the years ended December 31, 2014, 2015 and 2016:

	Statement of comprehensive
in millions of $	income (loss) location	For the year ended December 31,
		2014	2015	2016

Foreign exchange derivative contracts (not designated as hedging instruments) - realized	Changes in fair value of derivative contracts	-	11.0	(23.6)
Foreign exchange derivative contracts (not designated as hedging instruments) - unrealized	Changes in fair value of derivative contracts	0.9	(1.4)	1.1
Interest rate swap derivative contracts (not designated as hedging instruments) - realized	Changes in fair value of derivative contracts	-	(0.5)	(0.8)
Interest rate swap derivative contracts (not designated as hedging instruments) - unrealized	Changes in fair value of derivative contracts	-	0.5	(1.1)

		0.9	9.6	(24.4)

The following table reflects the fair values of derivatives included in the consolidated balance sheets as of December 31, 2015 and 2016:

in millions of $	Balance sheet location	Fair value as of December 31,
		2015	2016

Derivative assets (not designated as hedging instruments):
Foreign exchange derivative contracts	Current assets: Derivative contracts	-	0.4

		-	0.4
Derivative liabilities (not designated as hedging instruments):
Foreign exchange derivative contracts	Current liabilities: Derivative contracts	0.5	-
Interest rate swap derivative contracts	Current liabilities: Derivative contracts	0.3	1.0

		0.8	1.0